Payable to institutional funding partners and online investors	12 Months Ended
Dec. 31, 2020
Payable to institutional funding partners and online investors
Payable to institutional funding partners and online investors

10.  Payable to institutional funding partners and online investors

The following table presents payable to institutional funding partners and online investors as of December 31, 2019 and 2020:

	Fixed annual Rate (%)	Term	As of December 31,
			2019	2020
			RMB	RMB	US$
Current:
Institutional funding partners	3% to 11%	7 to 12 months	242,056	39,253	6,016
Online investors	3% to 11%	2 to 12 months	46,970	4,227	648
			289,026	43,480	6,664
Non-current:
Institutional funding partners	3% to 11%	13 to 36 months	51,444	—	—
Online investors	5% to 13%	13 to 24 months	—	—	—
			51,444	—	—

The following table sets forth the contractual obligations which has not included the impact of discount of time value as of December 31, 2019 and 2020:

	Payment due by period
			Greater than 2
Long-term borrowings and interest payable:	Less than 1 year	1‑2 years	years	Total
As of December 31, 2019 (RMB)	386,337	54,067	—	440,404
As of December 31, 2020 (RMB)	57,691	—	—	57,691
As of December 31, 2020 (US$)	8,842	—	—	8,842